Collaboration Agreements	12 Months Ended
Dec. 31, 2017
Collaboration Agreements Disclosure [Abstract]
Collaborative Arrangement Disclosure [Text Block]
23.	Collaboration Agreements

(a)
On March 12, 2009, the Company entered into a technology transfer agreement (with an amendment agreement entered into on December 14, 2011) with Tianjin CanSino Biotechnology Inc. (“Tianjin Cansino”). According to the agreement, Tianjing Cansino will transfer the technology related to pneumococcal vaccine to the Company and jointly develop the technology with the Company. The collaboration term under the technology transfer agreement is from March 12, 2009 to eight years after the first sale of the vaccine developed under the technology transfer agreement in the Chinese market.

Under the terms of the technology transfer agreement, the Company will make milestone payments of up to $3,000 and royalty payments ranging from 6% to 10% of net sales in China. Both parties will work together to develop international markets for the products. On November 17, 2009 and December 14, 2011, two amendment agreements were signed for the payment of $300 for the transfer of an additional six serotypes and related technology. As of December 31, 2016, the Company made total milestone payments of $1,200 ($1,000 under the March 12, 2009 agreement and $200 under the December 14, 2011 amendment). The remaining milestone payments will be paid when the Company achieves each specific milestone, which includes obtaining clinical trials approval, completing clinical trials and achievement of desired results, and achievement of commercial sales.

On January 29, 2015, the Company entered into a third amendment to the technology transfer agreement dated March 12, 2009 and the two amendment agreements dated November 17, 2009 and December 24, 2011. By entering into this third amendment, the technology transfer agreement was revised to be a licensing agreement. The remaining milestone and royalty payments under the technology transfer agreement have been reduced. Both the Company and Tianjin Cansino are free to develop pneumococcal vaccines or to collaborate with one other company for the same purpose. The Company made a payment and recorded $nil, $300 and $300 in research and development expenses for the years ended December 31, 2017, 2016 and 2015, respectively.

(b)
On August 18, 2009, the Company entered into a patent license agreement with the National Institutes of Health (“NIH”), an agency of the United States Public Health Services within the Department of Health and Human Services. NIH has granted the Company a non-exclusive license to make and use certain of its products. NIH has also granted the Company the right to use certain associated information for development of its licensed products. The collaboration term under the patent license agreement is from August 18, 2009 to the later of (a) the expiration of all royalty obligations under the licensed rights where such rights exist and (b) eight years after the first commercial sale by the Company, unless the agreement is terminated earlier per the provisions included therein.

The Company has agreed to pay NIH a license issue royalty of $80 upon execution of the agreement and a non-refundable minimum annual royalty of $8, and royalty payments on net sales ranging from 1.5% to 4% depending on the sales territory and the customers. The Company has also agreed to pay NIH benchmark royalties of $330 upon achieving each benchmark as specified in the patent license agreement, including completion of clinical trials, obtaining regulatory approval for marketing, and achievement of commercial sales. The Company recorded a license issue royalty of $nil for the year ended December 31, 2017 as R&D expenses (2016 - $nil, 2015 - $9).

(c)
On August 15, 2011, the Company licensed from Medimmune, LLC, a US based pharmaceutical company, certain non-exclusive rights to use patented reverse genetics technology pertaining to H5N1 influenza virus strain production for vaccines. The Company has agreed to pay an upfront license fee and milestone payments of up to an aggregate of $9.9 million based upon achievement of cumulative net sales of licensed products in China (including Hong Kong and Macau), as well as royalty payments in single digit of net sales of the licensed products in China (including Hong Kong and Macau). License fee and royalties of $3,400 accrued at the end of 2011 were paid in 2012. In 2013, the Company obtained a new stockpile order of 3 million doses of H5N1 vaccines from the Chinese government. For the year ended December 31, 2013, royalties of $1,036 was capitalized as inventory costs and included in accounts payable and accrued liabilities, which was paid in May 2014. No royalties were incurred for the years ended December 31, 2017 and 2015, respectively. The Company accrued a royal payment of $8 as of December 31, 2016, which was paid in 2017.

On August 15, 2012, the Company entered into amendment agreements with Medimmune, LLC to revise the termination date of the main license agreement to December 29, 2015.

(d)
On April 3, 2014, the Company entered into a non-exclusive license agreement (the “Agreement”) with The Institute for Translational Vaccinology (“INTRAVACC”), a governmental institute working under the Dutch Ministry of Public Health, Welfare and Sports, to develop and commercialize the Sabin Inactivated Polio Vaccine (“sIPV”) for distribution in China and other countries. The Company expects to develop and commercialize the vaccine in China, as well as seeking regulatory approval in other countries. The agreement has a term of 50 years.

The Company has agreed to pay INTRAVACC up to $2,406 (€1.5 million), net of PRC tax, including an entrance fee and milestone payments upon achieving specific milestones. The Company has also agreed to pay royalty payments in a single digit percentage of net sales generated worldwide from the product or products developed under the Agreement. The Company recorded an entrance fee of $665 (€0.5 million) for the year ended December 31, 2014 as research and development expense. The Company also recorded $125 (€94) for payment made to INTRAVACC for use of sIPV viral seeds in R&D expenses for the year ended December 31, 2014. There was no expense incurred or paid to INTRAVACC for the year ended December 31, 2017 and 2015. The Company recorded a milestone fee of $568 (€0.5 million) for the year ended December 31, 2016 as research and development expense.

(e)
In September 2015, Sinovac Dalian entered into a technology transfer and supply agreement with GlaxoSmithKline Biologicals SA, or GSK, to use GSK’s measles seeds to develop combination vaccines containing measles for the China market. Under this agreement, GSK agreed to transfer its measles seeds, provide reasonable assistance and relevant technical materials to Sinovac Dalian for the purpose of developing and producing combination vaccines containing measles. The Company made a payment of $87 for purchasing measles seeds to GSK for the year ended December 31, 2017 (2016 - $84).